Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (9.1%)
Alphabet, Inc. - Class A	753,968	116,594
Alphabet, Inc. - Class C	611,062	95,466
AT&T, Inc.	929,770	26,294
Charter Communications, Inc. - Class A *	12,625	4,653
Comcast Corp. - Class A	487,510	17,989
Electronic Arts, Inc.	30,655	4,430
Fox Corp. - Class A	28,049	1,588
Fox Corp. - Class B	17,886	943
The Interpublic Group of Companies, Inc.	47,465	1,289
Live Nation Entertainment, Inc. *	18,698	2,442
Match Group, Inc.	33,045	1,031
Meta Platforms, Inc. - Class A	283,064	163,147
Netflix, Inc. *	55,291	51,560
News Corp. - Class A	49,274	1,341
News Corp. - Class B	14,592	443
Omnicom Group, Inc.	25,190	2,088
Paramount Global - Class B	65,127	779
Take-Two Interactive Software, Inc. *	21,225	4,399
TKO Group Holdings, Inc.	8,607	1,315
T-Mobile US, Inc.	61,984	16,532
Verizon Communications, Inc.	544,090	24,680
The Walt Disney Co.	233,673	23,063
Warner Bros. Discovery, Inc. *	292,066	3,134

Total		565,200

Consumer Discretionary (10.2%)
Airbnb, Inc. - Class A *	56,071	6,698
Amazon.com, Inc. *	1,219,168	231,959
Aptiv PLC *	30,456	1,812
AutoZone, Inc. *	2,169	8,270
Best Buy Co., Inc.	25,128	1,850
Booking Holdings, Inc.	4,289	19,759
Caesars Entertainment, Inc. *	26,859	671
CarMax, Inc. *	20,002	1,559
Carnival Corp. *	132,166	2,581
Chipotle Mexican Grill, Inc. *	175,190	8,796
D.R. Horton, Inc.	36,659	4,660
Darden Restaurants, Inc.	15,224	3,163
Deckers Outdoor Corp. *	19,797	2,214
Domino’s Pizza, Inc.	4,427	2,034

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
DoorDash, Inc. - Class A *	43,852	8,015
eBay, Inc.	62,545	4,236
Expedia Group, Inc.	16,038	2,696
Ford Motor Co.	505,805	5,073
Garmin, Ltd.	19,906	4,322
General Motors Co.	128,613	6,049
Genuine Parts Co.	18,299	2,180
Hasbro, Inc.	16,603	1,021
Hilton Worldwide Holdings, Inc.	31,100	7,077
The Home Depot, Inc.	128,401	47,058
Las Vegas Sands Corp.	44,116	1,704
Lennar Corp. - Class A	30,184	3,465
LKQ Corp.	33,906	1,442
Lowe’s Companies, Inc.	72,986	17,023
Lululemon Athletica, Inc. *	14,482	4,099
Marriott International, Inc. - Class A	29,578	7,045
McDonald’s Corp.	92,630	28,935
MGM Resorts International *	28,624	848
Mohawk Industries, Inc. *	6,980	797
NIKE, Inc. - Class B	152,686	9,693
Norwegian Cruise Line Holdings, Ltd. *	57,774	1,095
NVR, Inc. *	386	2,796
O’Reilly Automotive, Inc. *	7,430	10,644
Pool Corp.	4,882	1,554
PulteGroup, Inc.	26,170	2,690
Ralph Lauren Corp.	5,150	1,137
Ross Stores, Inc.	42,646	5,450
Royal Caribbean Cruises, Ltd.	32,018	6,578
Starbucks Corp.	146,878	14,407
Tapestry, Inc.	26,759	1,884
Tesla, Inc. *	361,883	93,786
The TJX Cos., Inc.	145,308	17,699
Tractor Supply Co.	69,221	3,814
Ulta Beauty, Inc. *	6,045	2,216
Williams-Sonoma, Inc.	15,912	2,516
Wynn Resorts, Ltd.	11,578	967
Yum! Brands, Inc.	36,162	5,690

Total		633,727

Consumer Staples (6.0%)
Altria Group, Inc.	219,613	13,181
Archer-Daniels-Midland Co.	61,712	2,963
Brown-Forman Corp. - Class B	23,781	807

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Bunge Global SA	17,253	1,319
The Campbell’s Company	25,003	998
Church & Dwight Co., Inc.	31,841	3,505
The Clorox Co.	16,089	2,369
The Coca-Cola Co.	500,465	35,843
Colgate-Palmolive Co.	104,898	9,829
Conagra Brands, Inc.	63,153	1,684
Constellation Brands, Inc. - Class A	20,385	3,741
Costco Wholesale Corp.	57,413	54,300
Dollar General Corp.	28,879	2,539
Dollar Tree, Inc. *	26,656	2,001
The Estee Lauder Cos., Inc. - Class A	30,243	1,996
General Mills, Inc.	71,252	4,260
The Hershey Co.	18,962	3,243
Hormel Foods Corp.	37,920	1,173
The J.M. Smucker Co.	13,924	1,649
Kellanova	35,160	2,900
Kenvue, Inc.	248,437	5,958
Keurig Dr. Pepper, Inc.	146,172	5,002
Kimberly-Clark Corp.	42,873	6,098
The Kraft Heinz Co.	112,301	3,417
The Kroger Co.	86,249	5,838
Lamb Weston Holdings, Inc.	18,664	995
McCormick & Co., Inc.	32,490	2,674
Molson Coors Beverage Co. - Class B	22,888	1,393
Mondelez International, Inc.	167,200	11,345
Monster Beverage Corp. *	91,430	5,351
PepsiCo, Inc.	177,279	26,581
Philip Morris International, Inc.	200,979	31,901
The Procter & Gamble Co.	303,093	51,653
Sysco Corp.	63,192	4,742
Target Corp.	59,106	6,168
Tyson Foods, Inc. - Class A	37,483	2,392
Walgreens Boots Alliance, Inc.	90,736	1,014
Walmart, Inc.	560,729	49,227

Total		372,049

Energy (3.6%)
APA Corp.	42,216	887
Baker Hughes Co.	128,222	5,635
Chevron Corp.	216,030	36,140

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Energy continued
ConocoPhillips	164,917	17,319
Coterra Energy, Inc.	96,068	2,776
Devon Energy Corp.	82,615	3,090
Diamondback Energy, Inc.	23,608	3,774
EOG Resources, Inc.	72,882	9,346
EQT Corp.	77,758	4,155
Expand Energy Corp.	27,183	3,026
Exxon Mobil Corp.	562,664	66,918
Halliburton Co.	112,209	2,847
Hess Corp.	35,726	5,706
Kinder Morgan, Inc.	250,256	7,140
Marathon Petroleum Corp.	40,846	5,951
Occidental Petroleum Corp.	88,103	4,349
ONEOK, Inc.	80,396	7,977
Phillips 66	53,383	6,592
Schlumberger, Ltd.	181,072	7,569
Targa Resources Corp.	28,157	5,645
Texas Pacific Land Corp.	2,435	3,226
Valero Energy Corp.	41,338	5,459
The Williams Cos., Inc.	157,959	9,440

Total		224,967

Financials (14.5%)
Aflac, Inc.	63,979	7,114
The Allstate Corp.	34,254	7,093
American Express Co.	71,739	19,301
American International Group, Inc.	76,694	6,668
Ameriprise Financial, Inc.	12,417	6,011
Aon PLC	28,024	11,184
Apollo Global Management, Inc.	57,921	7,932
Arch Capital Group, Ltd.	48,923	4,705
Arthur J. Gallagher & Co.	32,369	11,175
Assurant, Inc.	6,496	1,363
Bank of America Corp.	855,882	35,716
The Bank of New York Mellon Corp.	92,767	7,780
Berkshire Hathaway, Inc. - Class B *	236,925	126,182
BlackRock, Inc.	18,865	17,855
Blackstone, Inc.	93,557	13,077
Brown & Brown, Inc.	30,616	3,809
Capital One Financial Corp.	49,435	8,864
Cboe Global Markets, Inc.	13,697	3,100
The Charles Schwab Corp.	220,855	17,289
Chubb, Ltd.	48,169	14,547
Cincinnati Financial Corp.	20,298	2,998

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Citigroup, Inc.	242,632	17,224
Citizens Financial Group, Inc.	57,544	2,358
CME Group, Inc.	46,695	12,388
Corpay, Inc. *	8,978	3,131
Discover Financial Services	32,525	5,552
Erie Indemnity Co. - Class A	3,291	1,379
Everest Group, Ltd.	5,448	1,979
FactSet Research Systems, Inc.	4,941	2,246
Fidelity National Information Services, Inc.	68,467	5,113
Fifth Third Bancorp	87,556	3,432
Fiserv, Inc. *	73,720	16,280
Franklin Resources, Inc.	37,588	724
Global Payments, Inc.	32,007	3,134
Globe Life, Inc.	11,018	1,451
The Goldman Sachs Group, Inc.	40,334	22,034
The Hartford Financial Services Group, Inc.	37,175	4,600
Huntington Bancshares, Inc.	186,788	2,804
Intercontinental Exchange, Inc.	74,401	12,834
Invesco, Ltd.	58,285	884
Jack Henry & Associates, Inc.	9,414	1,719
JPMorgan Chase & Co.	361,422	88,657
KeyCorp	122,447	1,958
KKR & Co., Inc.	87,473	10,113
Loews Corp.	23,224	2,135
M&T Bank Corp.	21,500	3,843
MarketAxess Holdings, Inc.	4,993	1,080
Marsh & McLennan Cos., Inc.	63,639	15,530
Mastercard, Inc. - Class A	105,269	57,700
MetLife, Inc.	75,132	6,032
Moody’s Corp.	20,009	9,318
Morgan Stanley	159,944	18,661
MSCI, Inc.	10,037	5,676
Nasdaq, Inc.	53,353	4,047
Northern Trust Corp.	25,256	2,492
PayPal Holdings, Inc. *	127,868	8,343
The PNC Financial Services Group, Inc.	51,060	8,975
Principal Financial Group, Inc.	27,229	2,297
The Progressive Corp.	75,691	21,421
Prudential Financial, Inc.	45,758	5,110
Raymond James Financial, Inc.	23,709	3,293

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Regions Financial Corp.	118,992	2,586
S&P Global, Inc.	40,717	20,688
State Street Corp.	37,288	3,338
Synchrony Financial	50,838	2,691
T. Rowe Price Group, Inc.	29,091	2,673
The Travelers Cos., Inc.	29,417	7,780
Truist Financial Corp.	170,097	6,999
U.S. Bancorp	202,148	8,535
Visa, Inc. - Class A	222,760	78,068
W.R. Berkley Corp.	38,894	2,768
Wells Fargo & Co.	425,120	30,519
Willis Towers Watson PLC	12,894	4,358

Total		902,713

Health Care (11.0%)
Abbott Laboratories	224,194	29,739
AbbVie, Inc.	228,188	47,810
Agilent Technologies, Inc.	36,876	4,314
Align Technology, Inc. *	9,247	1,469
Amgen, Inc.	69,439	21,634
Baxter International, Inc.	65,489	2,242
Becton Dickinson and Co.	37,115	8,502
Biogen, Inc. *	18,958	2,594
Bio-Techne Corp.	20,303	1,190
Boston Scientific Corp. *	190,358	19,203
Bristol-Myers Squibb Co.	262,810	16,029
Cardinal Health, Inc.	31,133	4,289
Cencora, Inc.	21,972	6,110
Centene Corp. *	64,100	3,892
Charles River Laboratories International, Inc. *	6,814	1,026
The Cigna Group	35,390	11,643
The Cooper Cos., Inc. *	25,661	2,165
CVS Health Corp.	163,064	11,048
Danaher Corp.	82,726	16,959
DaVita, Inc. *	5,676	868
Dexcom, Inc. *	51,002	3,483
Edwards Lifesciences Corp. *	76,138	5,519
Elevance Health, Inc.	30,053	13,072
Eli Lilly & Co.	101,847	84,116
GE HealthCare Technologies, Inc.	58,920	4,755
Gilead Sciences, Inc.	161,490	18,095
HCA Healthcare, Inc.	23,112	7,986
Henry Schein, Inc. *	16,138	1,105
Hologic, Inc. *	28,999	1,791
Humana, Inc.	15,760	4,170

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Health Care continued
IDEXX Laboratories, Inc. *	10,611	4,456
Incyte Corp. *	21,102	1,278
Insulet Corp. *	9,033	2,372
Intuitive Surgical, Inc. *	46,153	22,858
IQVIA Holdings, Inc. *	21,624	3,812
Johnson & Johnson	311,206	51,610
Labcorp Holdings, Inc.	10,898	2,536
McKesson Corp.	16,200	10,902
Medtronic PLC	166,181	14,933
Merck & Co., Inc.	326,978	29,350
Mettler-Toledo International, Inc. *	2,735	3,230
Moderna, Inc. *	44,403	1,259
Molina Healthcare, Inc. *	7,174	2,363
Pfizer, Inc.	731,987	18,549
Quest Diagnostics, Inc.	14,454	2,446
Regeneron Pharmaceuticals, Inc.	13,641	8,652
ResMed, Inc.	19,109	4,278
Revvity, Inc.	15,636	1,654
Solventum Corp. *	17,690	1,345
STERIS PLC	12,752	2,890
Stryker Corp.	44,458	16,550
Thermo Fisher Scientific, Inc.	49,442	24,602
UnitedHealth Group, Inc.	118,955	62,303
Universal Health Services, Inc. - Class B	7,544	1,418
Vertex Pharmaceuticals, Inc. *	33,192	16,092
Viatris, Inc.	156,269	1,361
Waters Corp. *	7,685	2,832
West Pharmaceutical Services, Inc.	9,458	2,117
Zimmer Biomet Holdings, Inc.	25,994	2,942
Zoetis, Inc.	57,881	9,530

Total		687,338

Industrials (8.4%)
3M Co.	70,156	10,303
A.O. Smith Corp.	15,887	1,038
Allegion PLC	11,022	1,438
AMETEK, Inc.	30,162	5,192
Automatic Data Processing, Inc.	52,590	16,068
Axon Enterprise, Inc. *	9,316	4,900
The Boeing Co. *	95,905	16,357
Broadridge Financial Solutions, Inc.	15,057	3,651
Builders FirstSource, Inc. *	14,946	1,867
C.H. Robinson Worldwide, Inc.	15,302	1,567
Carrier Global Corp.	104,384	6,618

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Caterpillar, Inc.	61,777	20,374
Cintas Corp.	44,420	9,130
Copart, Inc. *	113,460	6,421
CSX Corp.	249,703	7,349
Cummins, Inc.	17,759	5,566
Dayforce, Inc. *	20,884	1,218
Deere & Co.	32,740	15,367
Delta Air Lines, Inc.	83,075	3,622
Dover Corp.	17,718	3,113
Eaton Corp. PLC	51,210	13,920
Emerson Electric Co.	72,889	7,992
Equifax, Inc.	16,134	3,930
Expeditors International of Washington, Inc.	18,336	2,205
Fastenal Co.	74,076	5,745
FedEx Corp.	28,642	6,982
Fortive Corp.	44,103	3,227
GE Vernova, Inc.	35,719	10,904
Generac Holdings, Inc. *	7,790	987
General Dynamics Corp.	32,799	8,940
General Electric Co.	138,733	27,767
Honeywell International, Inc.	84,259	17,842
Howmet Aerospace, Inc.	51,011	6,618
Hubbell, Inc.	7,009	2,319
Huntington Ingalls Industries, Inc.	4,991	1,018
IDEX Corp.	9,893	1,790
Illinois Tool Works, Inc.	34,523	8,562
Ingersoll-Rand, Inc.	52,027	4,164
J.B. Hunt Transport Services, Inc.	10,381	1,536
Jacobs Solutions, Inc.	16,014	1,936
Johnson Controls International PLC	85,329	6,836
L3Harris Technologies, Inc.	24,341	5,095
Leidos Holdings, Inc.	17,157	2,315
Lennox International, Inc.	4,186	2,348
Lockheed Martin Corp.	27,079	12,096
Masco Corp.	27,920	1,942
Nordson Corp.	7,031	1,418
Norfolk Southern Corp.	29,316	6,944
Northrop Grumman Corp.	17,588	9,005
Old Dominion Freight Line, Inc.	23,902	3,955
Otis Worldwide Corp.	51,254	5,289
PACCAR, Inc.	67,939	6,615
Parker Hannifin Corp.	16,679	10,138
Paychex, Inc.	41,505	6,403
Paycom Software, Inc.	6,260	1,368
Pentair PLC	21,545	1,885
Quanta Services, Inc.	19,051	4,842
Republic Services, Inc.	26,238	6,354

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Rockwell Automation, Inc.	14,611	3,775
Rollins, Inc.	35,876	1,938
RTX Corp.	172,472	22,846
Snap-on, Inc.	6,820	2,298
Southwest Airlines Co.	76,607	2,572
Stanley Black & Decker, Inc.	19,723	1,516
Textron, Inc.	23,599	1,705
Trane Technologies PLC	28,979	9,764
TransDigm Group, Inc.	7,286	10,079
Uber Technologies, Inc. *	270,023	19,674
Union Pacific Corp.	78,109	18,452
United Airlines Holdings, Inc. *	43,000	2,969
United Parcel Service, Inc. - Class B	94,771	10,424
United Rentals, Inc.	8,442	5,291
Veralto Corp.	31,928	3,111
Verisk Analytics, Inc.	18,191	5,414
W.W. Grainger, Inc.	5,738	5,668
Waste Management, Inc.	47,328	10,957
Westinghouse Air Brake Technologies Corp.	22,084	4,005
Xylem, Inc.	31,481	3,761

Total		520,610

Information Technology (29.3%)
Accenture PLC - Class A	80,968	25,265
Adobe, Inc. *	56,268	21,581
Advanced Micro Devices, Inc. *	209,461	21,520
Akamai Technologies, Inc. *	19,608	1,578
Amphenol Corp. - Class A	156,223	10,247
Analog Devices, Inc.	64,335	12,974
ANSYS, Inc. *	11,439	3,621
Apple, Inc.	1,941,738	431,318
Applied Materials, Inc.	105,049	15,245
Arista Networks, Inc. *	133,856	10,371
Autodesk, Inc. *	27,860	7,294
Broadcom, Inc.	605,211	101,331
Cadence Design Systems, Inc. *	35,539	9,039
CDW Corp.	17,385	2,786
Cisco Systems, Inc.	514,807	31,769
Cognizant Technology Solutions Corp.	64,103	4,904
Corning, Inc.	99,852	4,571
CrowdStrike Holdings, Inc. *	31,838	11,225
Dell Technologies, Inc. - Class C	37,953	3,459
Enphase Energy, Inc. *	17,993	1,116

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
EPAM Systems, Inc. *	7,511	1,268
F5, Inc. *	7,396	1,969
Fair Isaac Corp. *	3,179	5,863
First Solar, Inc. *	13,619	1,722
Fortinet, Inc. *	82,433	7,935
Gartner, Inc. *	9,995	4,195
Gen Digital, Inc.	71,462	1,897
GoDaddy, Inc. - Class A *	18,073	3,256
Hewlett Packard Enterprise Co.	170,125	2,625
HP, Inc.	121,219	3,357
Intel Corp.	558,544	12,685
International Business Machines Corp.	119,519	29,720
Intuit, Inc.	36,182	22,215
Jabil, Inc.	14,107	1,920
Juniper Networks, Inc.	43,428	1,572
Keysight Technologies, Inc. *	22,390	3,353
KLA Corp.	17,177	11,677
Lam Research Corp.	165,925	12,063
Microchip Technology, Inc.	69,585	3,369
Micron Technology, Inc.	143,670	12,484
Microsoft Corp.	960,909	360,716
Monolithic Power Systems, Inc.	6,182	3,585
Motorola Solutions, Inc.	21,655	9,481
NetApp, Inc.	26,536	2,331
NVIDIA Corp.	3,165,553	343,083
NXP Semiconductors NV	32,933	6,259
ON Semiconductor Corp. *	54,362	2,212
Oracle Corp.	208,262	29,117
Palantir Technologies, Inc. - Class A *	263,602	22,248
Palo Alto Networks, Inc. *	84,770	14,465
PTC, Inc. *	15,750	2,440
QUALCOMM, Inc.	142,960	21,960
Roper Technologies, Inc.	13,895	8,192
Salesforce, Inc.	123,878	33,244
Seagate Technology Holdings PLC	25,994	2,208
ServiceNow, Inc. *	26,693	21,251
Skyworks Solutions, Inc.	20,952	1,354
Super Micro Computer, Inc. *	65,680	2,249
Synopsys, Inc. *	19,905	8,536
TE Connectivity PLC	38,565	5,450
Teledyne Technologies, Inc. *	6,098	3,035
Teradyne, Inc.	20,635	1,704
Texas Instruments, Inc.	117,669	21,145
Trimble, Inc. *	31,381	2,060

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Tyler Technologies, Inc. *	5,578	3,243
VeriSign, Inc. *	10,452	2,653
Western Digital Corp. *	43,237	1,748
Workday, Inc. - Class A *	27,812	6,495
Zebra Technologies Corp. - Class A *	6,737	1,904

Total		1,820,727

Materials (2.0%)
Air Products and Chemicals, Inc.	28,807	8,496
Albemarle Corp.	15,324	1,104
Amcor PLC	190,201	1,845
Avery Dennison Corp.	10,483	1,866
Ball Corp.	38,891	2,025
CF Industries Holdings, Inc.	22,723	1,776
Corteva, Inc.	88,614	5,576
Dow, Inc.	90,718	3,168
DuPont de Nemours, Inc.	54,347	4,059
Eastman Chemical Co.	14,783	1,302
Ecolab, Inc.	32,617	8,269
Freeport-McMoRan, Inc.	186,196	7,049
International Flavors & Fragrances, Inc.	32,877	2,552
International Paper Co.	67,997	3,628
Linde PLC	61,548	28,659
LyondellBasell Industries NV - Class A	33,245	2,340
Martin Marietta Materials, Inc.	7,920	3,787
The Mosaic Co.	40,622	1,097
Newmont Corp.	147,155	7,105
Nucor Corp.	30,661	3,690
Packaging Corp. of America	11,699	2,317
PPG Industries, Inc.	29,954	3,275
The Sherwin-Williams Co.	29,950	10,458
Smurfit WestRock PLC	63,851	2,877
Steel Dynamics, Inc.	18,367	2,297
Vulcan Materials Co.	17,024	3,972

Total		124,589

Real Estate (2.2%)
Alexandria Real Estate Equities, Inc.	19,913	1,842
American Tower Corp.	60,551	13,176
AvalonBay Communities, Inc.	18,289	3,925
BXP, Inc.	18,581	1,248
Camden Property Trust	14,053	1,719
CBRE Group, Inc. *	38,206	4,997
CoStar Group, Inc. *	53,565	4,244
Crown Castle, Inc.	56,315	5,870

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Digital Realty Trust, Inc.	40,250	5,767
Equinix, Inc.	12,428	10,133
Equity Residential	44,660	3,197
Essex Property Trust, Inc.	8,274	2,537
Extra Space Storage, Inc.	27,691	4,112
Federal Realty Investment Trust	9,945	973
Healthpeak Properties, Inc.	89,728	1,814
Host Hotels & Resorts, Inc.	89,833	1,276
Invitation Homes, Inc.	73,093	2,547
Iron Mountain, Inc.	38,340	3,299
Kimco Realty Corp.	84,389	1,792
Mid-America Apartment Communities, Inc.	14,983	2,511
Prologis, Inc.	120,013	13,416
Public Storage	20,371	6,097
Realty Income Corp.	111,322	6,458
Regency Centers Corp.	21,039	1,552
SBA Communications Corp.	13,955	3,070
Simon Property Group, Inc.	39,741	6,600
UDR, Inc.	39,598	1,789
Ventas, Inc.	53,862	3,704
VICI Properties, Inc.	136,248	4,444
Welltower, Inc.	78,750	12,065
Weyerhaeuser Co.	94,602	2,770

Total		138,944

Utilities (2.5%)
The AES Corp.	88,598	1,100
Alliant Energy Corp.	33,363	2,147
Ameren Corp.	34,801	3,494
American Electric Power Co., Inc.	69,009	7,541
American Water Works Co., Inc.	25,146	3,710
Atmos Energy Corp.	19,735	3,051
CenterPoint Energy, Inc.	84,494	3,061
CMS Energy Corp.	39,228	2,946
Consolidated Edison, Inc.	45,269	5,006
Constellation Energy Corp.	40,528	8,172
Dominion Energy, Inc.	108,848	6,103
DTE Energy Co.	26,492	3,663
Duke Energy Corp.	100,098	12,209
Edison International	49,674	2,927
Entergy Corp.	55,946	4,783
Evergy, Inc.	30,276	2,088
Eversource Energy	46,760	2,904
Exelon Corp.	130,899	6,032
FirstEnergy Corp.	65,814	2,660

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
NextEra Energy, Inc.	266,468	18,890
NiSource, Inc.	55,036	2,206
NRG Energy, Inc.	26,379	2,518
PG&E Corp.	281,997	4,845
Pinnacle West Capital Corp.	14,834	1,413
PPL Corp.	96,569	3,487

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Public Service Enterprise Group, Inc.	64,560	5,313
Sempra	82,075	5,857
The Southern Co.	141,978	13,055
Vistra Corp.	43,686	5,130
WEC Energy Group, Inc.	40,993	4,467

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	72,976	5,166

Total		155,944

Total Common Stocks (Cost: $1,858,904)		6,146,808

Total Investments (98.8%) (Cost: $1,858,904)@		6,146,808

Other Assets, Less Liabilities (1.2%)		71,883

Net Assets (100.0%)		6,218,691

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini S&P 500 Future	Long	USD	13	253	6/25	$71,513	$(195)	$383

							$(195)	$383

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$383	$383	$–	$ –	$ –	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,858,904 and the net unrealized appreciation of investments based on that cost was $4,287,709 which is comprised of $4,380,981 aggregate gross unrealized appreciation and $93,272 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$6,146,808	$—	$—

Total Assets:	$6,146,808	$—	$—

Liabilities:
Other Financial Instruments^
Futures	(195)	—	—

Total Liabilities:	$(195)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand